Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 26 — RELATED PARTY BALANCES AND TRANSACTIONS

Revenues, Expenses and Receivables

Apex Clearing LLC (“Apex Clearing”) is controlled by Peak 6, a minority common and preferred shareholder of Webull Corporation. Until April 1, 2023, Apex Crypto LLC (“Apex Crypto”) was controlled by Peak 6 and considered a related party because Matthew Hulsizer is a co-founder of Peak 6 and served as a board member of Webull Corporation until May 9, 2024

The following table presents related party revenue and expenses for the years ended December 31, 2024, 2023 and 2022, and related party receivables as of December 31, 2024, 2023 and 2022, in connection with Apex Clearing and Apex Crypto entities.

Revenue earned from related parties		2024	2023	2022
Apex Clearing	(a)	$34,538,949	$151,034,036	$109,116,706
Apex Crypto	(b)	–	2,159,091	16,491,869
Total related party revenue		$34,538,949	$153,193,127	$125,608,575

Expenses incurred from related parties
Apex Clearing	(a)	$14,285,014	$40,110,407	$41,327,759
Apex Crypto	(b)	–	111,963	700,995
Total related party expenses		$14,285,014	$40,222,370	$42,028,754

Amounts due from related parties
Apex Clearing	(a)	$–	$45,804,660	$14,502,535
Apex Crypto	(b)	–		703,178
Total amount due from related parties		$–	$45,804,660	$15,205,713

(a)	Apex Clearing is our clearing broker. Apex Clearing was considered a related party until May 9, 2024, the date Matthew Hulsizer resigned from our board of directors. We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party. As of December 2023, we were owed $45,804,660 from Apex Clearing. We have classified this receivable within receivables from brokers, dealers, and clearing organizations in our consolidated statements of financial position.

(b)	Represents the revenue and expenses of Webull Pay LLC prior to its spin-off and while Apex Crypto was considered a related party. Webull Pay LLC had a Software and Services Agreement with Apex Crypto whereby we earned fee revenue determined by a volume-based tiered pricing model based upon the notional value of the trading activity of our platform users that entered into digital-asset trading transactions with Apex Crypto. Expenses from Apex Crypto represent advertising and marketing expenses related to the Software and Services Agreement. We have classified the revenue and expenses within discontinued operations within our consolidated statements of operations and comprehensive (loss) income.